Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	The Southern Company Common Stock
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	89.855
Maximum Aggregate Offering Price	$ 4,492,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 620,448.78
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), this Calculation of Filing Fee Tables shall be deemed to update the Calculation of Filing Fee Tables filed as Exhibit 107.1 to The Southern Company's (the "Company") registration statement on Form S-3 (File No. 333-296531) filed with the Securities and Exchange Commission (the "SEC") on June 5, 2026. Pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are based upon the average of the high and low prices paid for a share of the Company's Common Stock on June 2, 2026, as reported in the New York Stock Exchange consolidated reporting system, and are used solely for the purpose of calculating the registration fee.